Stockholders Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders Equity
Schedule of warrants activity
	Number of warrants	Weighted average exercise price per share $ per share	Weighted average life Years

Balance of warrants outstanding as of December 31, 2021	27,322	448.51	3.73
Balance of warrants exercisable as of December 31, 2021	27,322	448.51	3.73
Granted	-	-	-
Forfeited	(557)	-	-
Balance of warrants outstanding as of December 31, 2022	26,765	35.98	2.79
Balance of warrants exercisable as of December 31, 2022	26,765	-	-
Granted	-	-	-
Forfeited	(1,515)	-	-
Balance of warrants outstanding as of December 31, 2023	25,250	11.32	1.79
Balance of warrants exercisable as of December 31, 2023	25,250	11.32	1.79